Annual Fund Operating Expenses	12 Months Ended
Aug. 31, 2011
Vanguard Short-Term Government Bond Index Fund - Institutional Shares | Vanguard Short-Term Government Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares | Vanguard Intermediate-Term Government Bond Index F
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.09%
Vanguard Long-Term Government Bond Index Fund - Institutional Shares | Vanguard Long-Term Government Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.09%
Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares | Vanguard Short-Term Corporate Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.09%
Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares | Vanguard Intermediate-Term Corporate Bond Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares | Vanguard Long-Term Corporate Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%
Vanguard Mortgage-Backed Securities Index Fund - Institutional Shares | Vanguard Mortgage-Backed Securities Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.09%
Vanguard Explorer Value Fund - Investor Shares | Vanguard Explorer Value Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.50%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.61%
Vanguard Russell 1000 Index Fund - Institutional Shares | Vanguard Russell 1000 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.08%
Vanguard Russell 1000 Value Index Fund - Institutional Shares | Vanguard Russell 1000 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%
Vanguard Russell 1000 Growth Index Fund - Institutional Shares | Vanguard Russell 1000 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.08%
Vanguard Russell 2000 Index Fund - Institutional Shares | Vanguard Russell 2000 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	0.15%
Vanguard Russell 2000 Value Index Fund - Institutional Shares | Vanguard Russell 2000 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.21%
Vanguard Russell 2000 Growth Index Fund - Institutional Shares | Vanguard Russell 2000 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.02%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.08%
Vanguard Russell 3000 Index Fund - Institutional Shares | Vanguard Russell 3000 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%
Vanguard Short-Term Government Bond Index Fund - Signal Shares | Vanguard Short-Term Government Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.14%
Vanguard Intermediate-Term Government Bond Index Fund - Signal Shares | Vanguard Intermediate-Term Government Bond Index F
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.13%
Vanguard Long-Term Government Bond Index Fund - Signal Shares | Vanguard Long-Term Government Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.14%
Vanguard Short-Term Corporate Bond Index Fund - Signal Shares | Vanguard Short-Term Corporate Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.14%
Vanguard Intermediate-Term Corporate Bond Index Fund - Signal Shares | Vanguard Intermediate-Term Corporate Bond Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.14%
Vanguard Long-Term Corporate Bond Index Fund - Signal Shares | Vanguard Long-Term Corporate Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.14%
Vanguard Mortgage-Backed Securities Index Fund - Signal Shares | Vanguard Mortgage-Backed Securities Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.15%
Vanguard Short-Term Government Bond Index Fund - ETF Shares | Vanguard Short-Term Government Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.14%
Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares | Vanguard Intermediate-Term Government Bond Index F
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.14%
Vanguard Long-Term Government Bond Index Fund - ETF Shares | Vanguard Long-Term Government Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.14%
Vanguard Short-Term Corporate Bond Index Fund - ETF Shares | Vanguard Short-Term Corporate Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.14%
Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares | Vanguard Intermediate-Term Corporate Bond Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Vanguard Long-Term Corporate Bond Index Fund - ETF Shares | Vanguard Long-Term Corporate Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.14%
Vanguard Mortgage-Backed Securities Index Fund - ETF Shares | Vanguard Mortgage-Backed Securities Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.15%
Vanguard Russell 1000 Index Fund - ETF Shares | Vanguard Russell 1000 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.12%
Vanguard Russell 1000 Value Index Fund - ETF Shares | Vanguard Russell 1000 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.16%
Vanguard Russell 1000 Growth Index Fund - ETF Shares | Vanguard Russell 1000 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.15%
Vanguard Russell 2000 Index Fund - ETF Shares | Vanguard Russell 2000 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	0.22%
Vanguard Russell 2000 Value Index Fund - ETF Shares | Vanguard Russell 2000 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.02%
12b-1 Distribution Fee	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.33%
Vanguard Russell 2000 Growth Index Fund - ETF Shares | Vanguard Russell 2000 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%
Vanguard Russell 3000 Index Fund - ETF Shares | Vanguard Russell 3000 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.16%